Other non-current Assets	12 Months Ended
Mar. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other non-current Assets
13.	Other non-current Assets

	As of March 31,	As of March 31,
	2020	2021
	RMB	RMB
Deposits (a)	3,076	3,767
Long-term loans receivable (b)	—	344
Deferred initial public offering related costs	7,943	—

	11,019	4,111

(a)	Deposits mainly consisted of rental deposits and deposit for online stores operated on third party platforms, which will be collected after one year.
(b)
In December 2018, the Company entered into a
two-year
loan agreement with a third-party company for a principal amount of RMB1.5 million, bearing an interest rate of 6% per annum. As of March 31, 2020, the principal amount outstanding under this agreement was RMB1.5 million, which should be collected within one year and was recorded as prepayments and other current assets. The loan was early repaid in August 2020.

In December 2018, the Company entered into a
two-year
loan agreement with another third-party company for a principal amount of RMB1.46 million, bearing an interest rate of 6% per annum. As of March 31, 2020, the principal amount outstanding under this agreement was RMB1.46 million, which should be collected within one year and was recorded as prepayments and other current assets. The loan was early repaid in October 2020.
In October 2020, the Company entered into a
two-year
interest free loan agreement for a principal amount of RMB0.3 million with a third-party. As of March 31, 2021, the principal amount outstanding under this agreement was RMB0.3 million.